RIGHT-OF-USE ASSETS AND LEASES LIABILITIES - Contractual undiscounted cash flows (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flow	¥ 49,448	¥ 64,947
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flow	14,883	¥ 15,478
One to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total contractual undiscounted cash flow	¥ 34,565